2020 SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND 2020 WARRANT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Securities Purchase Agreement Derivative Liabilities And 2020 Warrant
Stock Price	$ 0.0232	$ 0.0340
Exercise Price	$ 0.0204	$ 0.0332
Expected Life	1 year	1 year
Volatility	81.90%	105.00%
Dividend Yield	0.00%	0.00%
Risk-Free Interest Rate	0.08%	2.30%
Fair Value	$ 485,521	$ 361,152